SEGMENTED INFORMATION - Asset Allocation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of products and services [line items]
Revenue	$ 12,829	$ 16,924	$ 29,415	$ 32,132
Assets	316,435		316,435		$ 323,969
United States
Disclosure of products and services [line items]
Revenue	4,111	4,228	8,650	7,731
Assets	156,990		156,990		149,687
Canada
Disclosure of products and services [line items]
Revenue	1,330	1,393	2,813	3,229
Assets	32,092		32,092		35,840
United Kingdom
Disclosure of products and services [line items]
Revenue	2,458	5,553	7,413	10,868
Assets	28,301		28,301		30,184
Brazil
Disclosure of products and services [line items]
Revenue	767	1,020	1,626	1,946
Assets	18,708		18,708		24,354
Other Europe
Disclosure of products and services [line items]
Revenue	1,273	1,518	2,869	2,660
Assets	19,812		19,812		19,404
Australia
Disclosure of products and services [line items]
Revenue	1,316	1,423	2,611	2,471
Assets	21,640		21,640		22,971
Other Asia
Disclosure of products and services [line items]
Revenue	771	702	1,434	1,221
Assets	17,083		17,083		17,468
Colombia
Disclosure of products and services [line items]
Revenue	357	499	877	1,000
Assets	8,892		8,892		10,819
Other
Disclosure of products and services [line items]
Revenue	446	$ 588	1,122	$ 1,006
Assets	$ 12,917		$ 12,917		$ 13,242